Bank overdrafts, bonds and bank loans	12 Months Ended
Dec. 31, 2021
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank overdrafts, bonds and bank loans
21. Bank overdrafts, bonds and bank loans
Amounts falling due within one year:

	2021	2020
	£m	£m
Bank overdrafts	342.3	8,562.0
Corporate bonds and bank loans	224.9	57.2
	567.2	8,619.2
During the year, the Group converted the majority of its cash pool arrangements to zero-balancing cash pools, whereby the cash and overdrafts within these cash pools are physically swept to the header accounts on a daily basis, resulting in a reduction of the large gross cash and overdraft positions at 31 December 2020.
The Group considers that the carrying amount of bank overdrafts approximates their fair value.
Amounts falling due after more than one year:

	2021	2020
	£m	£m
Corporate bonds and bank loans	4,216.8	4,975.5
The Group estimates that the fair value of corporate bonds is £4,790.3 million at 31 December 2021 (2020: £5,509.1 million). The fair values of the corporate bonds are based on quoted market prices.
The Group considers that the carrying amount of bank loans of £14.7 million (2020: £57.2 million) approximates their fair value.
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2021	2020
	£m	£m
Within one year	567.2	8,619.2
Between one and two years	629.2	590.9
Between two and three years	550.4	669.4
Between three and four years	418.8	540.2
Between four and five years	623.6	445.6
Over five years	1,994.8	2,729.4
	4,784.0	13,594.7